Income Taxes Deferred Income Tax Assets and Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Deferred tax assets:
Accrued liabilities	$ 19,521		$ 7,332
Employee benefits and compensation	27,252		16,002
Net operating loss carryforwards	126,796		0
Stock options and restricted stock	8,875		8,389
Pension and postretirement benefits	75,518		65,520
Derivatives	18,221		20,381
Capital loss, general business, foreign, and AMT credit carryforwards	2,652		0
Gross deferred tax assets	278,835		117,624
Valuation allowance (a)	(2,715)	[1]	0
Net deferred tax assets	276,120		117,624
Deferred tax liabilities:
Property, plant, and equipment	(519,718)		(210,486)
Goodwill and intangible assets	(111,865)		(7,267)
Inventories	(28,522)		(26,275)
Investment in joint venture	(1,026)		(1,119)
Other	(2,208)		0
Total deferred tax liabilities	(663,339)		(245,147)
Net deferred tax assets (liabilities) (b)	(387,219)	[2]	(127,523)
Net Operating Loss Carryforwards
Deferred tax assets:
Valuation allowance (a)	(1,600)
Capital Loss Carryforward
Deferred tax assets:
Valuation allowance (a)	$ (1,100)

[1]	Deferred tax assets are reduced by a valuation allowance when it is more likely than not that some portion of the deferred tax assets will not be realized. Of the $2.7 million valuation allowance, $1.6 million relates to foreign net operating loss carryforwards and credits and $1.1 million relates to capital losses. We do not expect to generate capital gains before the capital losses expire. If or when recognized, the tax benefits relating to the reversal of any of or all of the valuation allowance would be recognized as a benefit to income tax expense.
[2]	As of December 31, 2013, we did not recognize U.S. deferred income taxes on our cumulative total of undistributed foreign earnings for our non-U.S. subsidiaries. We indefinitely reinvest our earnings in operations outside the United States.